ACQUISITIONS (Detail Textuals 1) - Verdelite Sciences Inc			12 Months Ended
	May 02, 2018 CAD ($) Common_Shares	Apr. 24, 2018 CAD ($)	Dec. 31, 2018 shares	Dec. 31, 2017 shares
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest	100.00%
Total purchase price	$ 85,729,780
Percentage of acquisitions adjustment payable in cash	50.00%
Percentage of acquisitions adjustment payable in common shares	50.00%
Cash	$ 22,500,000
Number of share issued in acquisition | Common_Shares	9,911,894
Amount of remaining total consideration transferred	$ 45,000,000
Number of share held in escrow | shares			4,955,947
Amount of remaining cash is payable in acquisition	$ 22,300,000
Amount of pivot seeking damages		$ 72,400,000